Acquisition of Entities under Common Control	9 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Acquisition of Entities under Common Control
Acquisition of Entities under Common Control
On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay Corporation (or Teekay), the remaining 50% interest in Teekay Tanker Operations Ltd. (or TTOL) (see also note 5c) for $39.0 million, which included $13.1 million for working capital. The Company issued approximately 13.8 million shares of the Company's Class B common stock to Teekay as consideration in addition to the working capital consideration of $13.1 million. As a result of the acquisition of a controlling interest in TTOL, the Company's consolidated financial statements prior to the date the Company acquired a controlling interest in TTOL are retroactively adjusted to eliminate the equity method of accounting previously used for the original 50% interest owned and to include 100% of the assets and liabilities and results of TTOL on a consolidated basis during the periods TTOL and the Company were under common control of Teekay and had begun operations. The effect of adjusting such information to accounts in periods prior to the Company's acquisition of the remaining 50% thereof is referred to as the Entities under Common Control. All intercorporate transactions between the Company and TTOL that occurred prior to the acquisition by the Company have been eliminated upon consolidation.

Assets and liabilities of TTOL are reflected on the Company’s consolidated balance sheets at TTOL’s historical carrying values. The amount of the net consideration of $39.0 million that was in excess of TTOL’s historical carrying value of the net assets acquired of $13.3 million has been accounted for as a $25.7 million return of capital to Teekay.

The effect of adjusting the Company’s consolidated financial statements to the TTOL common control transaction decreased the Company's net loss for the nine months ended September 30, 2017 by $1.3 million, reduced the Company's net loss for the three months ended September 30, 2016 by $0.2 million, and also increased the Company's net income for the nine months ended September 30, 2016 by $2.7 million. The adjustments for the Entities under Common Control increased the Company’s revenues for the nine months ended September 30, 2017 by $8.6 million and also increased the Company's revenues for the three and nine months ended September 30, 2016 by $4.9 million and $18.2 million, respectively.

In addition, prior to the acquisition, TTOL had paid dividends to the Company and Teekay, which were accounted for as a return of capital on the consolidated statements of cash flows. The effect of adjusting for these common control transactions decreased the Company's inflow of cash from investing activities by $15.0 million and increased the Company's outflow of cash from financing activities by $15.0 million, for the nine months ended September 30, 2016.